Submission	Apr. 23, 2026
Submission [Line Items]
Central Index Key	0001868726
Registrant Name	OLAPLEX HOLDINGS, INC.
Form Type	SC 14C
Submission Type	PREM14C
Fee Exhibit Type	EX-FILING FEES